Business Combination - Schedule of Estimated Fair Values of Assets and Liabilities (Details)				12 Months Ended
		May 30, 2025 HKD ($)	May 30, 2025 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Liabilities assumed:
Goodwill (Note 13)				$ 193,445,481		$ 24,674,168	$ 35,124,140	$ 34,066,838
Consideration				5,000	$ 638
Add: Carrying amount of VBS’s net liabilities				22,412,227	2,858,702
Gain on deconsolidation				22,417,227	2,859,340
Non-controlling interest				(10,275,166)	(1,310,608)
Net gain from deconsolidation of subsidiaries				12,142,061	1,548,732
Alvin Design and Construction Company Limited (“Alvin Design”) [Member]
Liabilities assumed:
Goodwill (Note 13)				1,057,302		135,902
Total consideration				1,062,402		136,557
Fair value of net assets as of the acquisition date
Jingxing Holdings Limited [Member]
Assets acquired:
Cash and cash equivalents	[1]			5,943,222		758,064
Accounts receivable, net	[1]			6,625,174		845,048
Contract assets, net	[1]			7,478,885		953,939
Deposit paid and other receivables	[1]			1,908,000		243,367
Amount due from a shareholder	[1]			7,000		893
Property and equipment, net	[2]			725,803		92,577
Right-of-use assets	[3]			418,184		53,340
Customer relationship				26,385,737		3,365,528
Fair value of assets acquired				49,492,005		6,312,756
Liabilities assumed:
Accounts payable	[1]			(8,515,051)		(1,086,104)
Accruals and other payables	[1]			(1,136,000)		(144,899)
Dividend payable	[1]			(7,880,000)		(1,005,102)
Contract liabilities	[1]			(13,000)		(1,658)
Operating lease liabilities	[3]			(344,415)		(43,930)
Tax payables	[1]			(2,577,854)		(328,808)
Amount due to a director	[1]			(1,034,114)		(131,902)
Deferred tax liabilities – non current	[4]			(4,353,647)		(555,312)
Operating lease liabilities – non current	[3]			(83,405)		(10,638)
Fair value of liabilities assumed				(25,937,486)		(3,308,353)
Fair value of net liabilities as of the acquisition date				23,554,519		3,004,403
Total consideration (per above)				217,000,000	$ 27,678,571
Goodwill (Note 13)				$ 193,445,481		$ 24,674,168
Consideration		$ 217,000,000	$ 27,678,571

[1]	The carrying amounts reported are approximate their respective fair values because of the short-term nature of these accounts.
[2]	Property and equipment are valued using the cost approach, which is based on current replacement and/or reproduction cost of the asset as new, less depreciation attributable to physical, functional, and economic factors. It was determined that the fair value of property and equipment closely approximated their carrying value and no pro forma adjustment was deemed necessary or reflected in the purchase price allocation table.
[3]	The carrying amounts of right-of-use assets and operating lease liabilities are approximate to their respective fair values because it is discounted using an appropriate interest rate.
[4]	Deferred tax liabilities arise from the customer relationship intangible asset recognized in the business combination. The asset is amortized for financial reporting purposes but is not deductible for tax purposes, creating a taxable temporary difference. As a result, a deferred tax liability is recorded and will reverse over the asset’s useful life.